T. ROWE PRICE Short Duration Income Fund
August 31, 2026 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  25.1%
Car Loan  5.2%
Ally Bank
Series 2026-A, Class C
4.856%, 3/15/34 (1) 215 214
Ally Bank
Series 2026-A, Class D
5.248%, 3/15/34 (1) 215 214
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class C
6.022%, 5/17/32 (1) 80 81
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class C
5.215%, 9/15/32 (1) 301 302
Ally Bank Auto Credit-Linked Notes
Series 2025-A, Class B
4.648%, 6/15/33 (1) 447 446
Ally Bank Auto Credit-Linked Notes
Series 2025-A, Class D
4.991%, 6/15/33 (1) 149 149
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class B
4.501%, 9/15/33 (1) 670 667
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class C
4.697%, 9/15/33 (1) 168 168
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class D
4.942%, 9/15/33 (1) 627 624
ARI Fleet Lease Trust
Series 2024-A, Class B
5.16%, 11/15/32 (1) 100 100
ARI Fleet Lease Trust
Series 2024-A, Class C
5.38%, 11/15/32 (1) 195 196
ARI Fleet Lease Trust
Series 2026-A, Class B
4.38%, 11/15/34 (1) 280 274
ARI Fleet Lease Trust
Series 2026-B, Class C
4.90%, 2/15/35 (1) 100 99
Avis Budget Rental Car Funding AESOP
Series 2023-2A, Class C
6.18%, 10/20/27 (1) 33 33

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Avis Budget Rental Car Funding AESOP
Series 2023-2A, Class D
7.26%, 10/20/27 (1) 33 33
Avis Budget Rental Car Funding AESOP
Series 2023-3A, Class D
7.32%, 2/20/28 (1) 100 100
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 5.143%, 12/26/31 (1) 58 58
Bridgecrest Lending Auto Securitization Trust
Series 2026-1, Class C
4.44%, 11/17/31  140 139
Bridgecrest Lending Auto Securitization Trust
Series 2026-2, Class C
4.88%, 2/17/32  190 190
Bridgecrest Lending Auto Securitization Trust
Series 2026-2, Class D
5.19%, 2/17/32  110 109
CarMax Auto Owner Trust
Series 2022-4, Class D
8.08%, 4/16/29  200 203
CarMax Auto Owner Trust
Series 2023-2, Class D
6.55%, 10/15/29  135 136
Carvana Auto Receivables Trust
Series 2021-N3, Class B
0.66%, 6/12/28  27 27
Carvana Auto Receivables Trust
Series 2021-N4, Class D
2.30%, 9/11/28  14 14
Carvana Auto Receivables Trust
Series 2026-P2, Class C
5.80%, 10/12/32  185 186
Carvana Auto Receivables Trust
Series 2026-P2, Class D
6.18%, 6/12/34  325 323
Carvana Auto Receivables Trust
Series 2026-P3, Class C
5.70%, 2/10/33  110 110
Carvana Auto Receivables Trust
Series 2026-P3, Class D
6.08%, 8/10/34  160 160
Chase Auto Credit Linked Notes
Series 2025-1, Class B
4.753%, 2/25/33 (1) 313 313

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Chase Auto Credit Linked Notes
Series 2025-1, Class C
4.851%, 2/25/33 (1) 251 250
Chase Auto Credit Linked Notes
Series 2026-1, Class C
5.085%, 7/25/34 (1) 243 243
Chase Auto Credit Linked Notes
Series 2026-1, Class E
6.306%, 7/25/34 (1) 340 340
Exeter Automobile Receivables Trust
Series 2022-4A, Class D
5.98%, 12/15/28  14 14
Exeter Automobile Receivables Trust
Series 2024-2A, Class C
5.74%, 5/15/29  28 28
Exeter Automobile Receivables Trust
Series 2025-2A, Class B
4.92%, 9/17/29  140 140
Exeter Automobile Receivables Trust
Series 2025-4A, Class C
4.57%, 6/16/31  285 283
Exeter Automobile Receivables Trust
Series 2025-5A, Class B
4.28%, 7/15/30  115 114
Exeter Automobile Receivables Trust
Series 2025-5A, Class C
4.68%, 3/15/32  200 198
Exeter Automobile Receivables Trust
Series 2026-1A, Class C
4.40%, 5/17/32  230 227
Exeter Select Automobile Receivables Trust
Series 2025-1, Class B
4.87%, 8/15/31  149 149
Exeter Select Automobile Receivables Trust
Series 2025-2, Class B
4.63%, 11/17/31  135 134
Ford Credit Floorplan Master Owner Trust A
Series 2024-1, Class B
5.48%, 4/15/29 (1) 100 101
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class C
5.92%, 2/16/29  45 45
GMF Floorplan Owner Revolving Trust
Series 2025-2A, Class C
4.96%, 3/15/30 (1) 390 389

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 71 72
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B1
5.442%, 10/20/32 (1) 374 375
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 132 132
Huntington Bank Auto Credit-Linked Notes
Series 2026-1, Class B1
4.503%, 2/20/34 (1) 205 203
Hyundai Auto Lease Securitization Trust
Series 2025-B, Class B
4.94%, 8/15/29 (1) 105 105
Navistar Financial Dealer Note Master Owner Trust II
Series 2025-1, Class B
4.42%, 9/25/30 (1) 55 55
Navistar Financial Dealer Note Master Owner Trust II
Series 2025-1, Class C
4.72%, 9/25/30 (1) 30 30
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class D
6.663%, 12/15/33 (1) 78 79
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class E
8.408%, 12/15/33 (1) 97 98
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class C
5.818%, 6/15/32 (1) 108 108
Santander Bank Auto Credit-Linked Notes
Series 2025-A, Class C
4.661%, 1/16/34 (1) 250 249
Santander Drive Auto Receivables Trust
Series 2025-4, Class B
4.27%, 1/15/32  105 104
Securitized Term Auto Receivables Trust
Series 2025-A, Class B
5.038%, 7/25/31 (1) 21 21
Securitized Term Auto Receivables Trust
Series 2025-B, Class B
4.925%, 12/29/32 (1) 99 100
Securitized Term Auto Receivables Trust
Series 2025-B, Class C
5.121%, 12/29/32 (1) 5 5

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Securitized Term Auto Receivables Trust
Series 2026-A, Class B
4.284%, 3/25/33 (1) 124 123
Securitized Term Auto Receivables Trust
Series 2026-A, Class C
4.431%, 3/25/33 (1) 46 46
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class B
4.47%, 7/20/29 (1) 85 85
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-CA, Class B
4.25%, 12/20/29 (1) 75 74
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-CA, Class C
4.44%, 8/20/30 (1) 270 267
Truist Bank Auto Credit-Linked Notes
Series 2026-1, Class B
5.067%, 6/26/34 (1) 493 491
U.S. Bank
Series 2026-RVM1, Class B1
4.959%, 12/25/46 (1) 331 325
Wheels Fleet Lease Funding 1
Series 2025-2A, Class B
4.61%, 5/18/40 (1) 300 297
Wheels Fleet Lease Funding 1
Series 2025-2A, Class C
4.86%, 5/18/40 (1) 300 298
Wheels Fleet Lease Funding 1
Series 2025-3A, Class C
4.79%, 9/18/40 (1) 150 149
Yamaha Motor Master Trust II
Series 2026-A, Class B
4.64%, 4/15/31 (1) 100 99
Yamaha Motor Master Trust II
Series 2026-A, Class C
4.89%, 4/15/31 (1) 100 99
12,412
Credit Card  0.1%
Avant Credit Card Master Trust
Series 2026-1A, Class A
5.54%, 3/15/32 (1) 100 100
Avant Credit Card Master Trust
Series 2026-1A, Class B
5.84%, 3/15/32 (1) 100 100
200

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Home Equity  1.3%
Angel Oak Mortgage Trust
Series 2026-HB1, Class M1, FRN
SOFR30A + 1.60%, 5.243%, 5/25/56 (1) 100 100
Citigroup Mortgage Loan Trust
Series 2026-HE1, Class B1, FRN
SOFR30A + 3.10%, 6.743%, 10/25/56 (1) 100 100
Figre
Series 2026-FL2, Class A3, STEP
5.919%, 6/25/56 (1) 144 144
FIGRE Trust
Series 2026-HF3, Class A1A, FRN
SOFR30A + 1.40%, 5.043%, 3/25/56 (1) 337 337
JPMorgan Mortgage Trust
Series 2026-HE1, Class A1, FRN
SOFR30A + 1.25%, 4.889%, 9/20/56 (1) 867 869
OBX Trust
Series 2026-HE2, Class A1B, FRN
SOFR30A + 1.45%, 5.093%, 6/25/56 (1) 713 714
Santander Mortgage Asset Receivable Trust
Series 2025-CES1, Class A1A, STEP
5.036%, 9/25/55 (1) 183 181
Vista Point Securitization Trust
Series 2026-CES2, Class A1, STEP
5.418%, 5/25/56 (1) 533 530
2,975
Other Asset-Backed Securities  17.5%
Affirm Asset Securitization Trust
Series 2025-X2, Class B
4.56%, 10/15/30 (1) 585 585
Affirm Asset Securitization Trust
Series 2026-X1, Class C
4.82%, 4/15/31 (1) 100 100
Affirm Master Trust
Series 2025-2A, Class B
5.06%, 7/15/33 (1) 210 210
Affirm Master Trust
Series 2025-3A, Class A
4.45%, 10/16/34 (1) 220 218
Affirm Master Trust
Series 2026-1A, Class B
4.57%, 2/15/34 (1) 100 99
Affirm Master Trust
Series 2026-1A, Class C
4.72%, 2/15/34 (1) 235 233

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Affirm Master Trust
Series 2026-3A, Class C
5.18%, 8/15/34 (1) 310 309
Affirm Master Trust
Series 2026-3A, Class D
5.42%, 8/15/34 (1) 285 284
Alinea
Series 2018-1A, Class CR, CLO, FRN
3M TSFR + 1.35%, 5.079%, 7/20/31 (1) 467 466
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class B
5.37%, 1/21/31 (1) 100 101
Amur Equipment Finance Receivables XIV
Series 2024-2A, Class D
5.97%, 10/20/31 (1) 440 443
Amur Equipment Finance Receivables XVI
Series 2026-1A, Class C
5.38%, 11/21/33 (1) 100 100
Amur Equipment Finance Receivables XVI
Series 2026-1A, Class D
5.82%, 2/21/34 (1) 100 100
Amur Equipment Finance Receivables XVI
Series 2026-1A, Class E
7.67%, 2/20/35 (1) 400 399
Anchorage Capital
Series 2015-7A, Class AR4, CLO, FRN
3M TSFR + 1.32%, 5.158%, 4/28/37 (1) 1,010 1,012
Anthelion
Series 2025-1A, Class A1, CLO, FRN
3M TSFR + 1.50%, 5.229%, 7/20/36 (1) 250 250
Apidos XXXII
Series 2019-32A, Class DR, CLO, FRN
3M TSFR + 2.75%, 6.479%, 1/20/33 (1) 250 251
Applebee's Funding
Series 2023-1A, Class A2
7.824%, 3/5/53 (1) 570 571
Arbys Funding
Series 2020-1A, Class A2
3.237%, 7/30/50 (1) 400 399
Arbys Funding
Series 2026-1A, Class A2
6.369%, 10/30/56 (1) 470 468
ARES LX
Series 2021-60A, Class CR, CLO, FRN
3M TSFR + 1.75%, 5.479%, 7/18/34 (1) 400 400

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Bain Capital Credit
Series 2020-5A, Class ARR, CLO, FRN
3M TSFR + 1.15%, 4.879%, 4/20/34 (1) 723 723
Battalion X
Series 2016-10A, Class A2R3, CLO, FRN
3M TSFR + 1.75%, 5.525%, 1/24/35 (1) 540 540
Battalion XII
Series 2018-12A, Class BRR, CLO, FRN
3M TSFR + 1.20%, 4.941%, 5/17/31 (1) 102 102
Battalion XIX
Series 2021-19A, Class BR, CLO, FRN
3M TSFR + 1.60%, 5.353%, 4/15/34 (1) 750 751
Battalion XV
Series 2020-15A, Class A1RR, CLO, FRN
3M TSFR + 0.98%, 4.73%, 1/17/33 (1) 114 114
Battalion XV
Series 2020-15A, Class CR, CLO, FRN
3M TSFR + 1.90%, 5.65%, 1/17/33 (1) 250 250
Battalion XXI
Series 2021-21A, Class BR, CLO, FRN
3M TSFR + 1.70%, 5.453%, 7/15/34 (1) 250 250
Bethpage Park
Series 2021-1A, Class BR, CLO, FRN
3M TSFR + 1.50%, 5.253%, 10/15/36 (1) 800 800
Blue Owl Asset Leasing Trust
Series 2024-1A, Class B
5.41%, 3/15/30 (1) 400 402
Blue Owl Asset Leasing Trust
Series 2024-1A, Class D
8.00%, 12/15/31 (1) 250 253
BlueMountain
Series 2018-3A, Class A1R, CLO, FRN
3M TSFR + 1.19%, 5.00%, 10/25/30 (1) 5 5
Bowling Green Park
Series 2019-1A, Class ARR, CLO, FRN
3M TSFR + 1.00%, 4.729%, 4/18/35 (1) 250 250
Canyon
Series 2020-1A, Class AR2, CLO, FRN
3M TSFR + 1.08%, 4.833%, 7/15/34 (1) 910 910
Canyon Capital
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.01%, 4.763%, 10/15/34 (1) 885 885
Cerberus Loan Funding XLIV
Series 2023-5A, Class A1R, CLO, FRN
3M TSFR + 1.52%, 5.273%, 1/15/36 (1) 900 899

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Chenango Park
Series 2018-1A, Class BR, CLO, FRN
3M TSFR + 1.80%, 5.553%, 4/15/30 (1) 163 163
CIFC Funding
Series 2022-4A, Class AR, CLO, FRN
3M TSFR + 1.09%, 4.883%, 7/16/35 (1) 920 921
Clarus Capital Funding
Series 2024-1A, Class B
4.79%, 8/20/32 (1) 100 100
Clarus Capital Funding
Series 2026-1A, Class B
5.01%, 11/20/34 (1) 800 792
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 110 106
Dell Equipment Finance Trust
Series 2024-1, Class D
6.12%, 9/23/30 (1) 100 101
Dell Equipment Finance Trust
Series 2024-2, Class D
5.29%, 2/24/31 (1) 100 100
Dell Equipment Finance Trust
Series 2025-1, Class C
5.25%, 2/24/31 (1) 100 100
Dell Equipment Finance Trust
Series 2026-1A, Class C
4.80%, 12/22/31 (1) 100 99
Dell Equipment Finance Trust
Series 2026-1A, Class D
5.19%, 11/22/32 (1) 100 99
Dext
Series 2025-2, Class B
4.66%, 4/15/36 (1) 100 99
Dext
Series 2025-2, Class C
4.89%, 4/15/36 (1) 100 99
DLLAD
Series 2023-1A, Class A3
4.79%, 1/20/28 (1) 11 11
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 172 169
Driven Brands Funding
Series 2021-1A, Class A2
2.791%, 10/20/51 (1) 929 869

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
FOCUS Brands Funding
Series 2023-2, Class A2
8.241%, 10/30/53 (1) 146 150
Fortress Credit BSL IX
Series 2020-1A, Class A1AR, CLO, FRN
3M TSFR + 1.10%, 4.829%, 10/20/33 (1) 140 140
Fortress Credit BSL IX
Series 2020-1A, Class BR, CLO, FRN
3M TSFR + 1.70%, 5.429%, 10/20/33 (1) 300 300
Fortress Credit BSL VII
Series 2019-1A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.402%, 7/23/32 (1) 250 250
Fortress Credit BSL XI
Series 2021-3AR, Class B1R, CLO, FRN
3M TSFR + 1.55%, 7/20/34 (1)(2) 455 455
Fortress Credit BSL XIV
Series 2021-5A, Class B1R, CLO, FRN
3M TSFR + 1.55%, 5.284%, 10/23/34 (1) 425 425
Fortress Credit BSL XV
Series 2022-2A, Class AR, CLO, FRN
3M TSFR + 1.40%, 5.129%, 10/18/33 (1) 132 132
Galaxy XXII
Series 2016-22A, Class CR4, CLO, FRN
3M TSFR + 1.60%, 5.393%, 4/16/34 (1) 285 285
Golub Capital Partners Static
Series 2024-1A, Class BR, CLO, FRN
3M TSFR + 1.50%, 5.229%, 7/20/35 (1) 250 250
Goto Foods Funding
Series 2026-1A, Class A2
6.854%, 4/30/56 (1) 510 504
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 236 229
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 444 417
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 926 940
Harvest U.S.
Series 2024-2AR, Class BR, CLO, FRN
3M TSFR + 1.55%, 10/15/37 (1)(2) 250 250
Hilton Grand Vacations Trust
Series 2023-1A, Class C
6.94%, 1/25/38 (1) 25 26

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Hilton Grand Vacations Trust
Series 2025-1A, Class B
5.18%, 5/27/42 (1) 116 115
Hilton Grand Vacations Trust
Series 2026-2A, Class C
5.54%, 3/27/45 (1) 131 130
Hilton Grand Vacations Trust
Series 2026-2A, Class D
6.00%, 3/27/45 (1) 450 436
Home Partners of America Trust
Series 2022-1, Class D
4.73%, 4/17/39 (1) 95 94
Hotwire Funding
Series 2021-1, Class A2
2.311%, 11/20/51 (1) 1,190 1,184
HPEFS Equipment Trust
Series 2024-2A, Class D
5.82%, 4/20/32 (1) 100 101
HPS Loan Management
Series 2024-19A, Class A1R, CLO, FRN
3M TSFR + 1.26%, 5.013%, 4/15/37 (1) 250 250
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52 (1) 16 16
Jack in the Box Funding
Series 2026-1A, Class A2
7.624%, 5/25/56 (1) 359 356
KKR
Series 18, Class A1R2, CLO, FRN
3M TSFR + 1.05%, 4.779%, 10/18/35 (1) 247 246
KKR
Series 28A, Class AR2, CLO, FRN
3M TSFR + 1.12%, 4.913%, 2/9/35 (1) 350 350
KKR
Series 33A, Class AR, CLO, FRN
3M TSFR + 1.08%, 4.809%, 7/20/34 (1) 400 400
KKR
Series 33A, Class BR, CLO, FRN
3M TSFR + 1.60%, 5.329%, 7/20/34 (1) 250 250
KKR
Series 34A, Class BR, CLO, FRN
3M TSFR + 1.75%, 5.503%, 7/15/34 (1) 250 250
KKR
Series 40A, Class AR, CLO, FRN
3M TSFR + 1.30%, 5.029%, 10/20/34 (1) 596 596

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
LCM 39
Series 39A, Class A1R2, CLO, FRN
3M TSFR + 1.04%, 4.793%, 10/15/34 (1) 615 616
Madison Park Funding XLV
Series 2020-45A, Class ARR, CLO, FRN
3M TSFR + 1.08%, 4.833%, 7/15/34 (1) 500 500
Madison Park Funding XXIV
Series 2016-24A, Class CR2, CLO, FRN
3M TSFR + 2.05%, 5.779%, 10/20/29 (1) 133 133
Marble Point XXI
Series 2021-3A, Class BR, CLO, FRN
3M TSFR + 1.50%, 5.25%, 10/17/34 (1) 500 500
MVW
Series 2021-1WA, Class C
1.94%, 1/22/41 (1) 15 15
MVW
Series 2021-2A, Class C
2.23%, 5/20/39 (1) 41 40
MVW
Series 2023-1A, Class C
6.54%, 10/20/40 (1) 59 60
MVW
Series 2024-1A, Class A
5.32%, 2/20/43 (1) 111 112
MVW
Series 2026-1A, Class B
4.97%, 3/20/43 (1) 417 412
Neuberger Berman Loan Advisers
Series 2021-43A, Class AR, CLO, FRN
3M TSFR + 1.05%, 4.80%, 7/17/36 (1) 250 250
NMEF Funding
Series 2024-A, Class A2
5.15%, 12/15/31 (1) 58 58
NMEF Funding
Series 2026-A, Class A3
4.20%, 2/15/34 (1) 100 99
NMEF Funding
Series 2026-A, Class B
4.48%, 2/15/34 (1) 100 98
NMEF Funding
Series 2026-A, Class C
4.71%, 2/15/34 (1) 100 98
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 4.999%, 11/13/31 (1) 34 34

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 76 76
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 12 12
Octane Receivables Trust
Series 2024-3A, Class C
5.51%, 10/20/31 (1) 100 101
Octane Receivables Trust
Series 2024-RVM1, Class D
6.30%, 1/22/46 (1) 435 439
Octane Receivables Trust
Series 2025-RVM1, Class C
5.26%, 12/20/46 (1) 300 297
OneMain Financial Issuance Trust
Series 2026-2A, Class C
5.47%, 1/14/38 (1) 325 324
OZLM Funding II
Series 2012-2A, Class AR4, CLO, FRN
3M TSFR + 1.20%, 5.043%, 7/30/37 (1) 250 250
Palmer Square Loan Funding
Series 2022-4A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.425%, 7/24/31 (1) 250 250
Palmer Square Loan Funding
Series 2024-2A, Class A2R, CLO, FRN
3M TSFR + 1.15%, 4.903%, 1/15/33 (1) 1,000 1,000
Palmer Square Loan Funding
Series 2024-3A, Class BR, CLO, FRN
3M TSFR + 1.45%, 5.207%, 8/8/32 (1) 250 250
PEAC Solutions Receivables
Series 2026-1A, Class B
4.75%, 7/20/33 (1) 105 104
Post
Series 2022-1A, Class BR, CLO, FRN
3M TSFR + 1.45%, 5.179%, 4/20/35 (1) 250 250
Post Road Equipment Finance
Series 2024-1A, Class C
5.81%, 10/15/30 (1) 100 100
Post Road Equipment Finance
Series 2026-1A, Class C
5.12%, 6/15/33 (1) 180 178
Progress Residential Trust
Series 2021-SFR8, Class C
1.931%, 10/17/38 (1) 200 199

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
RAD
Series 2023-21A, Class A1R, CLO, FRN
3M TSFR + 1.07%, 4.88%, 1/25/37 (1) 500 500
Romark II
Series 2018-2A, Class A2R, CLO, FRN
3M TSFR + 1.65%, 5.46%, 7/25/31 (1) 193 193
Romark V
Series 2021-5A, Class AR, CLO, FRN
3M TSFR + 1.19%, 4.943%, 1/15/35 (1) 570 570
SCF Equipment Leasing
Series 2023-1A, Class A3
6.17%, 5/20/32 (1) 36 36
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 84 85
SEB Funding
Series 2026-1A, Class A2
6.665%, 1/30/56 (1) 500 493
ServiceMaster Funding
Series 2020-1, Class A2I
2.841%, 1/30/51 (1) 234 225
Sierra Timeshare Receivables Funding
Series 2025-2A, Class B
4.93%, 4/20/44 (1) 51 51
Sierra Timeshare Receivables Funding
Series 2025-3A, Class B
4.64%, 8/22/44 (1) 107 106
Sierra Timeshare Receivables Funding
Series 2026-2A, Class D
7.19%, 5/20/43 (1) 470 469
Sonic Capital
Series 2020-1A, Class A2II
4.336%, 1/20/50 (1) 1,137 1,084
SOUND POINT XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.379%, 1/20/32 (1) 250 250
Stratus Funding
Series 2025-1A, Class B, CLO, FRN
3M TSFR + 1.45%, 5.203%, 7/15/33 (1) 250 250
Symphony
Series 2022-37A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 4.859%, 1/20/37 (1) 765 766
Symphony XIX
Series 2018-19A, Class B, CLO, FRN
3M TSFR + 1.612%, 5.404%, 4/16/31 (1) 142 143

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Symphony XXIII
Series 2020-23A, Class AR2, CLO, FRN
3M TSFR + 0.90%, 4.653%, 1/15/34 (1) 55 55
Thayer Park
Series 2017-1A, Class BRR, CLO, FRN
3M TSFR + 1.95%, 5.679%, 4/20/34 (1) 250 250
TPIC SPV
Class A
10.00%, 12/6/26, (10.00% PIK), Acquisition Date: 12/10/24 -
8/28/26, Cost $12 (3)(4)(5) 13 14
TPIC SPV I
Series 2024-1, Class A1
7.131%, 12/28/29, (7.131% PIK), Acquisition Date: 12/10/24 -
8/28/26, Cost $123 (3)(4)(5) 123 92
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 99 99
Trinitas VI
Series 2017-6A, Class AR4, CLO, FRN
3M TSFR + 1.11%, 4.92%, 1/25/34 (1) 218 218
Trinitas VII
Series 2017-7A, Class A1R2, CLO, FRN
3M TSFR + 1.06%, 4.87%, 1/25/35 (1) 250 250
Verizon Master Trust
Series 2024-6, Class B
4.42%, 8/20/30  185 185
Verizon Master Trust
Series 2025-1, Class B
4.94%, 1/21/31  45 45
Wellfleet
Series 2021-1A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.379%, 4/20/34 (1) 250 250
Wingspire Equipment Finance
Series 2025-1A, Class C
4.76%, 9/20/33 (1) 100 99
Zaxby's Funding
Series 2021-1A, Class A2
3.238%, 7/30/51 (1) 489 467
41,587
Residential Mortgage  0.1%
PRET
Series 2026-NPL6, Class A1, STEP
5.693%, 5/25/56 (1) 316 315
315

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Student Loan  0.9%
Bayview Opportunity Master Fund VII
Series 2025-EDU1, Class A, FRN
SOFR30A + 1.30%, 4.943%, 7/27/48 (1) 529 529
Bayview Opportunity Master Fund VII
Series 2025-EDU1, Class B, FRN
SOFR30A + 1.70%, 5.343%, 7/27/48 (1) 197 197
Bayview Opportunity Master Fund VII
Series 2025-EDU1, Class C, FRN
SOFR30A + 1.80%, 5.443%, 7/27/48 (1) 176 176
Navient Education Loan Trust
Series 2026-A, Class A
4.86%, 9/15/56 (1) 158 156
Navient Private Education Loan Trust
Series 2020-A, Class A2A
2.46%, 11/15/68 (1) 25 24
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2
3.13%, 2/15/68 (1) 53 53
Navient Private Education Refi Loan Trust
Series 2019-D, Class A2A
3.01%, 12/15/59 (1) 82 79
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 19 19
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 38 36
Navient Refinance Loan Trust
Series 2026-A, Class A
4.50%, 1/18/56 (1) 84 82
Navient Refinance Loan Trust
Series 2026-B, Class A
5.07%, 6/15/56 (1) 328 326
SMB Private Education Loan Trust
Series 2017-B, Class B
3.50%, 12/16/41 (1) 113 112
SMB Private Education Loan Trust
Series 2020-A, Class A2A
2.23%, 9/15/37 (1) 126 123
SMB Private Education Loan Trust
Series 2021-A, Class A2A1, FRN
1M TSFR + 0.844%, 4.484%, 1/15/53 (1) 89 88
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 15 14

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SMB Private Education Loan Trust
Series 2025-A, Class A1A
5.13%, 4/15/54 (1) 82 82
2,096
Total Asset-Backed Securities (Cost $59,715) 59,585
BANK LOANS  1.3% (6)
Capital Goods  0.1%
Proampac PG Borrower, FRN, 3M TSFR + 4.00%, 7.805%,
3/7/33  270 269
269
Communications  0.4%
CMG Media, FRN, 3M TSFR + 3.50%, 7.332%, 6/18/29  631 595
CSC Holdings, FRN, 3M USD PRIME + 1.50%, 6.45%, 4/15/27  78 46
Directv Financing, FRN, 3M TSFR + 4.50%, 8.323%, 8/2/29  251 252
893
Insurance  0.2%
Asurion, FRN, 3M TSFR + 4.25%, 8.173%, 8/19/28  12 12
Asurion, FRN, 3M TSFR + 5.25%, 9.334%, 1/20/29  379 379
391
Technology  0.6%
Altar Bidco, FRN, 12M TSFR + 3.35%, 6.858%, 2/1/29  586 588
Athenahealth Group, FRN, 1M TSFR + 3.25%, 6.936%, 2/16/32  479 478
McAfee, FRN, 1M TSFR + 3.00%, 6.686%, 3/1/29  502 474
1,540
Total Bank Loans (Cost $3,114) 3,093
CORPORATE BONDS  32.3%
Banking  7.8%
Ally Financial, VR, 6.848%, 1/3/30 (7) 250 259
Banco de Credito del Peru, VR, 3.25%, 9/30/31 (7) 400 399
Bank Leumi Le-Israel, 5.343%, 6/29/29 (1)(8) 470 472
Bank of America, VR, 4.456%, 2/6/32 (7) 915 889
Bank of America, VR, 4.623%, 5/9/29 (7) 250 250
Barclays, 4.836%, 5/9/28  445 444
Barclays, VR, 4.911%, 6/26/30 (7) 315 313
Barclays, VR, 4.972%, 5/16/29 (7) 425 425
Barclays, VR, 5.086%, 2/25/29 (7) 400 401
BBVA Mexico, 5.25%, 9/10/29  350 351
BBVA Mexico, VR, 5.125%, 1/18/33 (7) 450 442
BNP Paribas, VR, 4.792%, 5/9/29 (1)(7) 360 359

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
CaixaBank, VR, 4.818%, 4/22/32 (1)(7) 325 318
Citigroup, VR, 4.503%, 9/11/31 (7) 920 898
Danske Bank, VR, 4.613%, 10/2/30 (1)(7) 200 197
Danske Bank, VR, 4.662%, 3/27/29 (1)(7) 870 868
Danske Bank, VR, 5.427%, 3/1/28 (1)(7) 200 201
Fifth Third Bancorp, VR, 5.982%, 1/30/30 (1)(7) 600 613
Goldman Sachs Group, VR, 4.148%, 1/21/29 (7) 750 744
Goldman Sachs Group, VR, 4.937%, 4/23/28 (7) 165 165
Goldman Sachs Group, VR, 5.218%, 4/23/31 (7) 160 160
HDFC Bank, 5.159%, 8/26/29 (1) 210 209
HSBC Holdings, VR, 4.398%, 3/10/30 (7) 505 497
JPMorgan Chase, VR, 4.347%, 1/22/32 (7) 915 886
JPMorgan Chase, VR, 4.864%, 7/23/30 (7) 730 728
Manufacturers & Traders Trust, VR, 4.762%, 7/6/28 (7) 250 250
Morgan Stanley, VR, 4.238%, 1/9/30 (7) 360 354
Morgan Stanley, VR, 4.708%, 3/12/32 (7) 1,000 976
Morgan Stanley, VR, 4.868%, 7/12/29 (7) 375 375
Morgan Stanley Bank, VR, 4.788%, 5/10/30 (7) 250 249
National Bank of Canada, VR, 4.928%, 6/4/32 (7) 920 905
PNC Financial Services Group, VR, 4.831%, 7/19/30 (7) 230 229
Royal Bank of Canada, VR, 4.40%, 4/17/30 (7) 535 528
Santander Holdings USA, VR, 5.473%, 3/20/29 (7) 235 237
Santander U.K. Group Holdings, VR, 3.823%, 11/3/28 (7) 450 445
Santander U.K. Group Holdings, VR, 4.32%, 9/22/29 (7) 200 197
Societe Generale, VR, 5.249%, 5/22/29 (1)(7) 200 201
Societe Generale, VR, 5.50%, 4/13/29 (1)(7) 200 201
Societe Generale, VR, 5.519%, 1/19/28 (1)(7) 300 301
Standard Chartered, VR, 5.076%, 8/13/30 (1)(7) 340 339
Standard Chartered, VR, 6.301%, 1/9/29 (1)(7) 250 254
Truist Financial, Series I, VR, 4.957%, 7/23/30 (7) 430 429
Wells Fargo, VR, 4.97%, 4/23/29 (7) 395 396
Wells Fargo, Series W, VR, 4.90%, 1/24/28 (7) 120 120
18,474
Basic Industry  1.8%
ABJA Investment, 5.45%, 1/24/28  220 221
Cabot, 4.95%, 8/15/29  350 349
CVR Partners, 6.125%, 6/15/28 (1) 550 551
Freeport-McMoRan, 4.125%, 3/1/28  115 114
Freeport-McMoRan, 4.375%, 8/1/28  350 347
Krakatau Posco, 6.375%, 6/11/27  200 200
Mosaic, 5.35%, 8/17/31  690 686
Sasol Financing USA, 4.375%, 9/18/26  260 260
Sasol Financing USA, 6.50%, 9/27/28  330 333

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SNF Group SACA, 5.626%, 3/31/31 (1) 950 954
U.S. Steel, 5.20%, 8/1/31 (1) 200 198
Vylor, 5.125%, 8/15/31 (1)(8) 70 70
4,283
Brokerage Asset Managers Exchanges  0.3%
LPL Holdings, 4.00%, 3/15/29 (1) 490 475
LPL Holdings, 4.90%, 4/3/28  95 95
LPL Holdings, 6.75%, 11/17/28  45 47
Lseg U.S. Fin, 4.50%, 3/23/31 (1) 200 195
812
Capital Goods  0.6%
AGCO, 5.45%, 3/21/27  250 251
Amrize Finance U.S., 4.95%, 4/7/30  70 70
Boeing, 6.259%, 5/1/27  133 134
Ferguson Enterprises, 4.80%, 8/14/29  325 324
Huntington Ingalls Industries, 5.353%, 1/15/30  25 25
Madison IAQ, 4.125%, 6/30/28 (1) 220 217
Regal Rexnord, 6.05%, 4/15/28  360 366
RTX, 7.00%, 11/1/28  119 124
1,511
Communications  3.4%
Advanced Info Service, 4.26%, 3/4/31  450 434
Axian Telecom Holding & Management, 7.25%, 7/11/30  330 334
Charter Communications Operating, 5.05%, 3/30/29  550 545
Charter Communications Operating, 6.05%, 2/15/32  400 400
Crown Castle, 4.30%, 2/15/29  1,000 984
Crown Castle, 5.00%, 1/11/28  175 176
Crown Castle Towers, 4.241%, 7/15/28 (1) 445 440
EchoStar, 10.75%, 11/30/29  300 324
Getty Images, 11.25%, 2/21/30 (1)(8) 120 89
HTA Group, 7.50%, 6/4/29  400 410
KT, 4.125%, 2/2/28 (1) 200 198
NTT Finance, 4.62%, 7/16/28 (1) 200 199
Rogers Communications, 5.00%, 2/15/29  900 900
SBA Tower Trust, 1.631%, 11/15/26 (1) 250 249
SBA Tower Trust, 2.328%, 1/15/28 (1) 75 72
SBA Tower Trust, 4.831%, 10/15/29 (1) 250 248
SBA Tower Trust, 6.599%, 1/15/28 (1) 115 116
Space Exploration Technologies, 5.35%, 7/15/31 (1) 300 293
Stagwell Global, 5.625%, 8/15/29 (1) 550 536
Univision Communications, 4.50%, 5/1/29 (1) 450 429
Veon Midco, 9.00%, 7/15/29  330 345

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Videotron, 3.625%, 6/15/29 (1) 250 240
7,961
Consumer Cyclical  3.7%
Adient Global Holdings, 8.25%, 4/15/31 (1)(8) 315 328
BMW U.S. Capital, 4.15%, 4/9/30 (1) 85 82
BMW U.S. Capital, 4.90%, 8/6/29 (1) 665 663
Carnival, 4.00%, 8/1/28 (1) 600 588
Carvana, 9.00%, 6/1/31, (9.00% Cash) (1)(5) 590 651
Ford Motor Credit, 4.97%, 4/6/29  200 198
Ford Motor Credit, 5.431%, 8/13/29  255 255
Ford Motor Credit, 5.918%, 3/20/28  400 404
Ford Motor Credit, 6.798%, 11/7/28  200 206
Ford Otomotiv Sanayi, 7.125%, 4/25/29 (8) 430 431
General Motors Financial, 4.75%, 4/6/29  365 363
Group 1 Automotive, 4.00%, 8/15/28 (1) 290 283
Hyundai Capital America, 4.25%, 1/8/29 (1) 155 152
Hyundai Capital America, 4.75%, 4/6/29 (1) 750 744
LG Energy Solution, 5.00%, 4/2/29 (1) 200 199
LG Energy Solution, 5.375%, 7/2/27  205 206
Melco Resorts Finance, 5.625%, 7/17/27  410 410
Rentokil Terminix Funding, 4.625%, 4/23/31 (1) 490 475
Six Flags Entertainment, 6.50%, 10/1/28  205 205
Stellantis Finance U.S., 5.35%, 3/17/28 (1) 200 200
VICI Properties, 5.40%, 10/15/31  385 382
Vivo Energy Investments, 5.125%, 9/24/27  200 199
Volkswagen Group of America Finance, 4.55%, 9/11/28 (1) 200 198
Volkswagen Group of America Finance, 5.25%, 3/22/29 (1) 325 326
Volkswagen Group of America Finance, 6.00%, 11/16/26 (1) 200 201
Volkswagen Group of America Finance, 6.20%, 11/16/28 (1) 360 368
8,717
Consumer Non-Cyclical  4.6%
AbbVie, 4.65%, 3/15/30  285 283
Bacardi, 4.70%, 5/15/28 (1) 275 274
Bacardi-Martini, 5.25%, 1/15/29 (1) 750 752
Baxter International, 2.272%, 12/1/28  500 471
Bayer U.S. Finance, 5.125%, 7/20/31 (1) 200 198
Bayer U.S. Finance II, 4.375%, 12/15/28 (1) 950 937
CHS, 10.875%, 1/15/32 (1) 364 386
HCA, 5.625%, 9/1/28  200 203
Icon Investments Six, 5.064%, 8/13/29 (1) 200 200
Icon Investments Six, 5.421%, 8/13/31 (1) 200 199
Imperial Brands Finance, 4.50%, 6/30/28 (1) 200 199
IQVIA, 6.25%, 2/1/29  1,115 1,145

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Keurig Dr Pepper, 3.20%, 5/1/30  300 280
Keurig Dr Pepper, 5.05%, 3/15/29  600 601
KT&G, 5.00%, 5/2/28  200 201
Maple Parent Holdings, 4.75%, 3/26/29 (1) 385 382
Mattel, 5.00%, 11/17/30  800 790
Medline Borrower, 3.875%, 4/1/29 (1) 1,600 1,549
Molson Coors Beverage, 4.90%, 7/8/31  170 168
Newell Brands, 6.625%, 9/15/29  150 153
Newell Brands, 8.50%, 6/1/28 (1) 371 387
Teva Pharmaceutical Finance Netherlands III, 3.15%, 10/1/26  105 105
Viatris, 2.30%, 6/22/27  1,060 1,040
10,903
Electric  0.8%
AES, 5.20%, 7/15/29  110 110
ENEL Finance International, 4.625%, 7/13/29 (1) 530 525
Niagara Mohawk Power, 4.647%, 10/3/30 (1) 160 157
Pacific Gas & Electric, 3.30%, 3/15/27  60 59
Pacific Gas & Electric, 3.75%, 7/1/28  250 245
Vistra Operations, 4.55%, 10/30/28 (1) 410 406
Vistra Operations, 5.05%, 12/30/26 (1) 40 40
XPLR Infrastructure Operating Partners, 7.25%, 1/15/29 (1)(8) 325 336
1,878
Energy  1.6%
AmeriGas Partners, 9.50%, 6/1/30 (1) 415 441
Cheniere Energy, 4.625%, 10/15/28  133 132
Crescent Energy Finance, 9.75%, 10/15/30 (1) 155 163
Ferrellgas, 5.875%, 4/1/29 (1) 585 577
Geopark, 5.50%, 1/17/27  200 198
Hilcorp Energy I, 6.25%, 11/1/28 (1) 190 190
Medco Laurel Tree, 6.95%, 11/12/28  340 341
NGL Energy Operating, 8.125%, 2/15/29 (1) 595 614
ONEOK, 5.625%, 1/15/28 (1) 139 140
South Bow USA Infrastructure Holdings, 4.911%, 9/1/27  80 80
Thaioil Treasury Center, 4.625%, 11/20/28  420 415
Var Energi, 7.50%, 1/15/28 (1) 595 614
3,905
Finance Companies  1.3%
Gabx Leasing, 4.625%, 4/15/31 (1) 210 204
Midcap Financial Issuer Trust, 6.50%, 5/1/28 (1) 550 551
Navient, 5.00%, 3/15/27  85 85
Navient, 5.50%, 3/15/29 (8) 250 244
Navient, 11.50%, 3/15/31  230 249
OneMain Finance, 3.50%, 1/15/27  85 84

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Shriram Finance, 6.15%, 4/3/28  330 334
Shriram Finance, 6.625%, 4/22/27  200 202
Tata Capital, 5.389%, 7/21/28  400 401
United Wholesale Mortgage, 5.50%, 4/15/29 (1) 670 631
2,985
Financial Other  0.3%
Alpha Star Holding IX, 7.00%, 8/26/28  230 229
Alpha Star Holding VIII, 8.375%, 4/12/27  200 201
Emaar Sukuk, 3.635%, 9/15/26  200 200
630
Industrial Other  0.8%
Booz Allen Hamilton, 3.875%, 9/1/28 (1) 525 512
Booz Allen Hamilton, 4.00%, 7/1/29 (1) 700 677
Booz Allen Hamilton, 5.375%, 1/30/30  185 185
GMR Hyderabad International Airport, 4.25%, 10/27/27  220 217
Gohl Capital, 4.25%, 1/24/27  400 399
1,990
Insurance  1.1%
Aspen Insurance Holdings, 5.75%, 7/1/30  70 71
Brown & Brown, 4.70%, 6/23/28  55 55
CNO Global Funding, 1.75%, 10/7/26 (1) 150 150
CNO Global Funding, 4.95%, 9/9/29 (1) 45 45
Corebridge Global Funding, 4.25%, 8/21/28 (1) 135 133
Corebridge Global Funding, 5.20%, 1/12/29 (1) 40 40
Equitable America Global Funding, 4.30%, 12/15/28 (1) 105 104
Equitable America Global Funding, 4.65%, 6/9/28 (1) 175 174
GA Global Funding Trust, 5.40%, 1/13/30 (1) 150 149
Health Care Service Corp. A Mutual Legal Reserve, 5.20%,
6/15/29 (1) 65 65
Humana, 5.75%, 3/1/28  25 25
Humana, 5.75%, 12/1/28  225 229
Jackson National Life Global Funding, 4.85%, 6/23/28 (1) 740 738
RGA Global Funding, 4.35%, 8/25/28 (1) 320 317
RGA Global Funding, 4.60%, 11/25/30 (1) 375 366
Sammons Financial Group Global Funding, 5.05%, 1/10/28 (1) 55 55
2,716
Owned No Guarantee  0.1%
Bank Mandiri Persero, 4.90%, 3/24/28  200 199
199
Real Estate Investment Trusts  0.5%
American Homes 4 Rent, 4.25%, 2/15/28  600 595
MPT Operating Partnership, 5.00%, 10/15/27 (8) 565 555

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Service Properties Trust, Zero Coupon, 9/30/27 (1) 70 66
1,216
Technology  3.2%
Atlassian, 5.25%, 5/15/29  40 40
Cloud Software Group, 6.50%, 3/31/29 (1) 250 249
Cloud Software Group, 9.00%, 9/30/29 (1) 150 150
Fidelity National Information Services, 4.45%, 3/10/28  365 363
Fidelity National Information Services, 4.55%, 3/10/29  560 554
Fidelity National Information Services, 4.80%, 3/10/31  270 264
Fiserv, 3.50%, 7/1/29  470 450
Fiserv, 4.20%, 10/1/28  175 172
Fiserv, 5.375%, 8/21/28  250 252
Fiserv, 5.45%, 3/2/28  270 272
Foundry JV Holdco, 5.50%, 1/25/31 (1) 200 202
Gartner, 4.50%, 7/1/28 (1) 1,145 1,128
Global Payments, 3.20%, 8/15/29  850 803
Global Payments, 4.50%, 11/15/28  325 321
Leidos, 4.375%, 5/15/30  230 224
MSCI, 3.875%, 2/15/31 (1) 750 702
MSCI, 4.00%, 11/15/29 (1) 450 433
Neptune Bidco U.S., 9.29%, 4/15/29 (1) 320 328
Oracle, 4.45%, 9/26/30  185 175
Oracle, 4.55%, 2/4/29  500 489
QTS Central Issuer, 6.625%, 9/1/31 (1) 125 123
7,694
Transportation  0.4%
Avis Budget Car Rental, 4.75%, 4/1/28 (1) 480 474
Avis Budget Car Rental, 5.375%, 3/1/29 (1)(8) 120 118
Element Fleet Management, 4.80%, 5/29/29 (1) 215 214
Element Fleet Management, 5.037%, 3/25/30 (1) 120 119
925
Total Corporate Bonds (Cost $77,277) 76,799
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  2.1%
Government Sponsored  0.3%
First Abu Dhabi Bank, 5.125%, 10/13/27  200 201
MEGlobal, 2.625%, 4/28/28  600 572
773
Owned No Guarantee  1.4%
Corp. Nacional del Cobre de Chile, 3.00%, 9/30/29  430 405
DP World Crescent, 4.848%, 9/26/28 (8) 580 575

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Emirates NBD Bank, 4.195%, 1/13/29, Acquisition Date: 1/6/26,
Cost $375 (4) 375 368
Freeport Indonesia, 4.763%, 4/14/27  400 400
JSCB Agrobank, 9.25%, 10/2/29  310 335
Kazakhstan Temir Zholy National, 4.875%, 4/29/31 (1) 200 196
KazMunayGas National, 5.375%, 4/24/30  200 201
Ma'aden Sukuk, 5.25%, 2/13/30 (1) 400 400
State Bank of India, 4.875%, 5/5/28  400 399
3,279
Sovereign  0.4%
Eagle Funding Luxco, 5.50%, 8/17/30 (1) 250 250
Saudi Government International Bond, 4.125%, 1/12/29 (1) 600 590
840
Total Foreign Government Obligations & Municipalities
(Cost $4,936) 4,892
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  9.9%
Collateralized Mortgage Obligations  6.9%
Angel Oak Mortgage Trust
Series 2023-6, Class A3, CMO, STEP
6.50%, 12/25/67 (1) 161 161
Angel Oak Mortgage Trust
Series 2025-5, Class A1, CMO, STEP
5.573%, 4/25/70 (1) 245 244
BINOM Mortgage Loan Trust
Series 2026-NQM1, Class A2, CMO, STEP
5.314%, 2/25/66 (1) 315 311
BINOM Securitization Trust
Series 2021-INV1, Class A1, CMO, ARM
2.034%, 6/25/56 (1) 98 89
BRAVO Residential Funding Trust
Series 2026-NQM4, Class A1, CMO, ARM
5.183%, 3/25/66 (1) 267 264
CLIP Trust
Series 2026-NQM1, Class A2, CMO, STEP
5.474%, 5/25/71 (1) 347 342
COLT Mortgage Loan Trust
Series 2021-5, Class A1, CMO, ARM
1.726%, 11/26/66 (1) 456 410
COLT Mortgage Loan Trust
Series 2024-6, Class A2, CMO, STEP
5.644%, 11/25/69 (1) 126 126

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
COLT Mortgage Loan Trust
Series 2024-INV4, Class A3, CMO, STEP
6.111%, 5/25/69 (1) 71 71
COLT Mortgage Loan Trust
Series 2025-4, Class A1, CMO, STEP
5.794%, 4/25/70 (1) 69 69
COLT Mortgage Loan Trust
Series 2025-INV2, Class A1, CMO, STEP
5.601%, 2/25/70 (1) 84 84
COLT Mortgage Loan Trust
Series 2026-3, Class A1, CMO, ARM
5.119%, 5/25/71 (1) 152 151
Connecticut Avenue Securities Trust
Series 2021-R01, Class 1M2, CMO, ARM
SOFR30A + 1.55%, 5.193%, 10/25/41 (1) 62 62
Connecticut Avenue Securities Trust
Series 2024-R04, Class 1A1, CMO, ARM
SOFR30A + 1.00%, 4.643%, 5/25/44 (1) 127 127
Connecticut Avenue Securities Trust
Series 2025-R03, Class 2A1, CMO, ARM
SOFR30A + 1.45%, 5.093%, 3/25/45 (1) 60 61
Connecticut Avenue Securities Trust
Series 2025-R06, Class 1M1, CMO, ARM
SOFR30A + 0.95%, 4.593%, 9/25/45 (1) 88 88
Connecticut Avenue Securities Trust
Series 2026-R03, Class 2M1, CMO, ARM
SOFR30A + 1.25%, 4.893%, 4/25/46 (1) 511 511
Connecticut Avenue Securities Trust
Series 2026-R04, Class 2M1, CMO, ARM
SOFR30A + 1.15%, 4.793%, 7/25/46 (1) 254 254
Cross Mortgage Trust
Series 2024-H6, Class A2, CMO, STEP
5.383%, 9/25/69 (1) 124 123
Deephaven Residential Mortgage Trust
Series 2026-INV1, Class A2, CMO, STEP
5.101%, 12/25/70 (1) 938 919
Deephaven Residential Mortgage Trust
Series 2026-INV2, Class A1, CMO, ARM
5.483%, 2/25/71 (1) 265 263
EFMT
Series 2024-INV2, Class A1, CMO, STEP
5.035%, 10/25/69 (1) 78 77
EFMT
Series 2024-INV2, Class A2, CMO, STEP
5.289%, 10/25/69 (1) 78 77

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
EFMT
Series 2025-INV2, Class A1, CMO, STEP
5.387%, 5/26/70 (1) 177 175
EFMT
Series 2025-INV5, Class A2, CMO, STEP
5.28%, 12/25/70 (1) 638 628
EFMT
Series 2025-NQM6, Class A1, CMO, ARM
5.001%, 12/25/70 (1) 181 179
EFMT
Series 2026-NQM4, Class A1, CMO, ARM
5.466%, 4/25/71 (1) 93 92
EFMT
Series 2026-NQM4, Class A2, CMO, STEP
5.669%, 4/25/71 (1) 233 231
FIGRE Trust
Series 2026-HE6, Class B, CMO, ARM
5.741%, 6/25/56 (1) 187 185
Flagstar Mortgage Trust
Series 2019-1INV, Class A11, CMO, ARM
1M TSFR + 1.064%, 4.732%, 10/25/49 (1) 12 11
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M TSFR + 0.964%, 4.632%, 3/25/50 (1) 58 56
GCAT Trust
Series 2025-NQM1, Class A1, CMO, STEP
5.373%, 11/25/69 (1) 177 176
GCAT Trust
Series 2026-NQM2, Class A1, CMO, ARM
5.449%, 2/25/71 (1) 610 606
GS Mortgage-Backed Securities Trust
Series 2025-NQM3, Class A1, CMO, STEP
5.137%, 11/25/65 (1) 169 167
HOMES Trust
Series 2025-NQM2, Class A1, CMO, STEP
5.425%, 2/25/70 (1) 151 151
HOMES Trust
Series 2025-NQM4, Class A1, CMO, ARM
5.22%, 8/25/70 (1) 117 116
HOMES Trust
Series 2025-NQM4, Class A2, CMO, STEP
5.474%, 8/25/70 (1) 390 386
HOMES Trust
Series 2026-AFC1, Class A1, CMO, ARM
4.846%, 2/25/61 (1) 325 319

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
JPMorgan Mortgage Trust
Series 2019-INV2, Class A3, CMO, ARM
3.50%, 2/25/50 (1) 59 52
JPMorgan Mortgage Trust
Series 2025-DSC1, Class A1, CMO, ARM
5.577%, 9/25/65 (1) 188 187
JPMorgan Mortgage Trust
Series 2025-DSC2, Class A1B, CMO, STEP
5.195%, 10/25/65 (1) 45 45
JPMorgan Mortgage Trust
Series 2025-HE3, Class A1, CMO, ARM
SOFR30A + 1.35%, 4.989%, 3/20/56 (1) 90 91
JPMorgan Mortgage Trust
Series 2025-NQM3, Class A1, CMO, ARM
5.495%, 11/25/65 (1) 379 377
MFA Trust
Series 2021-INV1, Class A1, CMO, ARM
0.852%, 1/25/56 (1) 8 8
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-DSC2, Class A1, CMO, ARM
5.443%, 7/25/70 (1) 89 88
Morgan Stanley Residential Mortgage Loan Trust
Series 2026-NQM4, Class A2, CMO, STEP
5.40%, 3/25/71 (1) 229 226
New Residential Mortgage Loan Trust
Series 2021-NQ1R, Class A3, CMO, ARM
1.198%, 7/25/55 (1) 30 27
New Residential Mortgage Loan Trust
Series 2023-NQM1, Class A1A, CMO, STEP
6.864%, 10/25/63 (1) 231 230
New Residential Mortgage Loan Trust
Series 2025-NQM4, Class A2, CMO, STEP
5.603%, 7/25/65 (1) 385 382
New Residential Mortgage Loan Trust
Series 2025-NQM7, Class A2, CMO, STEP
5.264%, 10/26/65 (1) 369 364
NRZT
Series 2025-NQM6, Class A1, CMO, ARM
5.085%, 10/25/65 (1) 508 502
OBX Trust
Series 2019-EXP3, Class 1A9, CMO, ARM
3.50%, 10/25/59 (1) 76 70
OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM
1M TSFR + 1.014%, 4.682%, 10/25/59 (1) 6 6

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
OBX Trust
Series 2019-INV2, Class A25, CMO, ARM
4.00%, 5/27/49 (1) 29 27
OBX Trust
Series 2020-EXP1, Class 2A1B, CMO, ARM
1M TSFR + 0.864%, 4.532%, 2/25/60 (1) 29 29
OBX Trust
Series 2021-NQM1, Class A3, CMO, ARM
1.329%, 2/25/66 (1) 226 199
OBX Trust
Series 2023-NQM10, Class A1, CMO, STEP
6.465%, 10/25/63 (1) 207 207
OBX Trust
Series 2026-NQM4, Class A1, CMO, ARM
5.173%, 2/25/66 (1) 140 138
OBX Trust
Series 2026-NQM4, Class A1B, CMO, STEP
5.173%, 2/25/66 (1) 93 92
OBX Trust
Series 2026-NQM5, Class A1, CMO, ARM
5.321%, 1/25/66 (1) 317 315
PENN Commercial Mortgage Trust
Series 2025-P11, Class A, ARM
5.522%, 8/10/42 (1) 310 310
PRPM Trust
Series 2023-NQM2, Class A1, CMO, STEP
6.25%, 8/25/68 (1) 183 183
RCKT Mortgage Trust
Series 2024-CES8, Class A1A, CMO, STEP
5.49%, 11/25/44 (1) 61 60
RCKT Mortgage Trust
Series 2025-CES3, Class A1A, STEP
5.553%, 3/25/55 (1) 133 133
RCO IX Mortgage
Series 2026-4, Class A2, CMO, STEP
6.657%, 8/25/31 (1) 500 498
Roc Mortgage Trust
Series 2024-RTL1, Class A1, CMO, STEP
5.589%, 10/25/39 (1) 255 255
Santander Mortgage Asset Receivable Trust
Series 2025-NQM6, Class A1, CMO, ARM
5.138%, 11/25/65 (1) 198 196
SG Residential Mortgage Trust
Series 2026-3, Class A2, CMO, STEP
5.492%, 4/25/66 (1) 279 275

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Spruce Hill Mortgage Loan Trust
Series 2022-SH1, Class A1A, CMO, STEP
4.10%, 7/25/57 (1) 1,371 1,335
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A3, CMO, ARM
1.593%, 11/25/55 (1) 5 5
Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, CMO, ARM
SOFR30A + 1.65%, 5.293%, 1/25/34 (1) 11 11
Structured Agency Credit Risk Debt Notes
Series 2023-HQA3, Class A1, CMO, ARM
SOFR30A + 1.85%, 5.493%, 11/25/43 (1) 314 315
Structured Agency Credit Risk Debt Notes
Series 2024-DNA3, Class A1, CMO, ARM
SOFR30A + 1.05%, 4.693%, 10/25/44 (1) 50 50
Structured Agency Credit Risk Debt Notes
Series 2025-DNA1, Class A1, CMO, ARM
SOFR30A + 0.95%, 4.593%, 1/25/45 (1) 13 13
Structured Agency Credit Risk Debt Notes
Series 2026-DNA1, Class M1, CMO, ARM
SOFR30A + 1.00%, 4.643%, 2/25/46 (1) 286 285
Towd Point Mortgage Trust
Series 2019-HY2, Class A1, CMO, ARM
1M TSFR + 1.114%, 4.782%, 5/25/58 (1) 64 65
Verus Securitization Trust
Series 2021-2, Class A3, CMO, ARM
1.545%, 2/25/66 (1) 75 68
Verus Securitization Trust
Series 2021-R1, Class A2, CMO, ARM
1.057%, 10/25/63 (1) 69 68
Verus Securitization Trust
Series 2021-R1, Class A3, CMO, ARM
1.262%, 10/25/63 (1) 115 113
Verus Securitization Trust
Series 2021-R2, Class A3, CMO, ARM
1.227%, 2/25/64 (1) 23 22
Verus Securitization Trust
Series 2023-8, Class A2, CMO, STEP
6.664%, 12/25/68 (1) 43 43
Verus Securitization Trust
Series 2025-3, Class A1, CMO, STEP
5.623%, 5/25/70 (1) 77 77
16,404
Commercial Mortgage-Backed Securities  3.0%
ARES Commercial Mortgage Trust
Series 2026-RTL, Class C, ARM
1M TSFR + 1.55%, 5.20%, 8/15/43 (1) 540 541

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
BAMLL Commercial Mortgage Securities Trust
Series 2018-PARK, Class A, ARM
4.227%, 8/10/38 (1) 455 444
BANK
Series 2024-BNK47, Class A1
5.523%, 6/15/57  23 23
BANK5
Series 2024-5YR11, Class AS
6.139%, 11/15/57  55 56
BANK5
Series 2024-5YR12, Class AS, ARM
6.122%, 12/15/57  95 96
BANK5
Series 2024-5YR9, Class A1
4.889%, 8/15/57  124 124
BANK5
Series 2026-5YR21, Class A3
5.525%, 4/15/59  240 243
BBCMS Mortgage Trust
Series 2026-5C40, Class A1
4.431%, 2/15/59  20 20
Benchmark Mortgage Trust
Series 2024-V11, Class AM, ARM
6.201%, 11/15/57  55 56
Benchmark Mortgage Trust
Series 2024-V6, Class A1
5.568%, 3/15/57  17 17
Benchmark Mortgage Trust
Series 2024-V8, Class A1
5.514%, 7/15/57  18 18
Benchmark Mortgage Trust
Series 2025-B41, Class A1
4.401%, 7/15/68  85 83
Benchmark Mortgage Trust
Series 2025-V19, Class A3
5.249%, 1/15/58  65 65
BFLD Commercial Mortgage Trust
Series 2025-5MW, Class C, ARM
5.633%, 10/10/42 (1) 100 99
BMO Mortgage Trust
Series 2024-5C4, Class A3, ARM
6.526%, 5/15/57  500 515
BMO Mortgage Trust
Series 2026-C14, Class A1
4.36%, 2/15/59  42 41

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
BX Commercial Mortgage Trust
Series 2024-GPA3, Class B, ARM
1M TSFR + 1.642%, 5.282%, 12/15/39 (1) 42 42
BX Commercial Mortgage Trust
Series 2024-MDHS, Class B, ARM
1M TSFR + 1.841%, 5.48%, 5/15/41 (1) 140 140
BX Commercial Mortgage Trust
Series 2024-SLCT, Class C, ARM
1M TSFR + 2.392%, 6.031%, 1/15/42 (1) 155 155
BX Trust
Series 2025-ARIA, Class C, ARM
5.701%, 12/13/42 (1) 287 284
BX Trust
Series 2025-VOLT, Class A, ARM
1M TSFR + 1.70%, 5.339%, 12/15/44 (1) 140 140
BX Trust
Series 2025-VOLT, Class B, ARM
1M TSFR + 2.10%, 5.739%, 12/15/44 (1) 105 105
BX Trust
Series 2026-CLS, Class B, ARM
1M TSFR + 1.70%, 5.339%, 5/15/43 (1) 100 100
BX Trust
Series 2026-CLS, Class C, ARM
1M TSFR + 2.35%, 5.989%, 5/15/43 (1) 100 100
BX Trust
Series 2026-PNDA, Class B, ARM
1M TSFR + 1.50%, 5.139%, 5/15/43 (1) 205 205
CD Mortgage Trust
Series 2016-CD1, Class B, ARM
3.077%, 8/10/49  100 83
CENT
Series 2025-CITY, Class A, ARM
5.091%, 7/10/40 (1) 120 119
DBC Mortgage Trust
Series 2025-DBC, Class B, ARM
1M TSFR + 1.60%, 5.239%, 11/15/42 (1) 300 301
Extended Stay America Trust
Series 2025-ESH, Class C, ARM
1M TSFR + 1.85%, 5.489%, 10/15/42 (1) 96 96
FREMF Mortgage Trust
Series 2020-K737, Class B, ARM
3.363%, 1/25/53 (1) 100 99
HILT Commercial Mortgage Trust
Series 2024-ORL, Class C, ARM
1M TSFR + 2.44%, 6.079%, 5/15/37 (1) 105 105

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Hudson Yards Mortgage Trust
Series 2026-10HY, Class B, ARM
5.506%, 12/10/39 (1) 280 277
HYT Commercial Mortgage Trust
Series 2024-RGCY, Class A, ARM
1M TSFR + 1.841%, 5.481%, 9/15/41 (1) 120 120
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class BFL, ARM
1M TSFR + 1.489%, 5.139%, 7/5/33 (1) 59 51
MED Commercial Mortgage Trust
Series 2024-MOB, Class A, ARM
1M TSFR + 1.592%, 5.231%, 5/15/41 (1) 100 99
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2025-C35, Class A1
4.609%, 8/15/58  152 151
NYC Commercial Mortgage Trust
Series 2025-28L, Class C, ARM
5.623%, 11/5/38 (1) 1,015 1,009
NYC Trust
Series 2026-9W57, Class B, ARM
5.353%, 6/6/40 (1) 565 556
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class B, ARM
1M TSFR + 1.741%, 5.38%, 5/15/39 (1) 100 100
TX Trust
Series 2024-HOU, Class B, ARM
1M TSFR + 2.091%, 5.73%, 6/15/39 (1) 100 100
Wells Fargo Commercial Mortgage Trust
Series 2025-C65, Class A1
4.287%, 10/15/58  194 190
7,168
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $23,816) 23,572
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  6.0%
U.S. Government Agency Obligations  5.7%
Federal Home Loan Mortgage, UMBS
4.50%, 9/1/52 - 10/1/53  1,061 1,004
5.00%, 2/1/53 - 6/1/55  329 320
5.50%, 7/1/53 - 12/1/55  2,330 2,318
6.00%, 10/1/54 - 8/1/55  2,162 2,197
6.50%, 6/1/55  115 119
Federal Home Loan Mortgage Multifamily Structured PTC, ARM

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
3.78%, 10/25/28  250 245
4.06%, 10/25/28  106 105
Federal National Mortgage Assn., UMBS
3.00%, 2/1/52  449 384
4.00%, 9/1/52 - 11/1/52  579 531
4.50%, 7/1/52 - 2/1/54  670 634
5.00%, 5/1/53 - 1/1/56  2,222 2,155
5.50%, 8/1/53 - 10/1/55  1,777 1,768
6.00%, 6/1/54 - 5/1/55  546 556
6.50%, 2/1/55  23 24
UMBS, TBA (9)
3.50%, 9/1/56  635 563
5.00%, 9/1/56  715 690
13,613
U.S. Government Obligations  0.3%
Government National Mortgage Assn.
4.00%, 10/20/52  687 633
6.00%, 2/20/40 - 12/20/40  144 148
781
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $14,656) 14,394
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  19.9%
U.S. Treasury Obligations  19.9%
U.S. Treasury Notes, 3.375%, 11/30/27 (10) 8,020 7,932
U.S. Treasury Notes, 3.50%, 10/31/27  3,175 3,147
U.S. Treasury Notes, 3.50%, 1/31/28  9,570 9,465
U.S. Treasury Notes, 3.875%, 7/15/28  2,870 2,846
U.S. Treasury Notes, 4.00%, 5/31/28  8,445 8,399
U.S. Treasury Notes, 4.125%, 6/30/28 (10) 7,800 7,771
U.S. Treasury Notes, 4.25%, 1/15/28  1,425 1,424
U.S. Treasury Notes, 4.25%, 7/31/28  6,225 6,215
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $47,488) 47,199
SHORT-TERM INVESTMENTS  3.8%
Commercial Paper  2.0%
4(2)  2.0%(11)
Bacardi-Martini, 4.634%, 9/29/26  255 254
CRF Sequoia, 4.898%, 1/29/27  1,000 1,000

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
HCA, 4.223%, 10/5/26  315 314
Intl Flavors & Fragrance, 4.25%, 10/19/26  605 602
Keurig Dr Pepper, 4.214%, 9/28/26  595 593
Keurig Dr Pepper, 4.268%, 9/29/26  625 623
Stellantis Financial Services U.S., 4.335%, 9/23/26  530 528
Stellantis Financial Services U.S., 4.502%, 9/3/26  350 350
Videotron, 4.247%, 9/28/26  140 139
Videotron, 4.298%, 9/24/26  295 294
Videotron, 4.328%, 9/10/26  295 295
4,992
Money Market Funds  1.8%
T. Rowe Price Government Reserve Fund, 3.72% (12)(13) 4,171 4,171
4,171
Total Short-Term Investments (Cost $9,164) 9,163
SECURITIES LENDING COLLATERAL  1.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.6%
Money Market Funds 0.6%
T. Rowe Price Treasury Reserve Fund, 3.72% (12)(13) 1,456 1,456
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 1,456
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.7%
Money Market Funds 0.7%
T. Rowe Price Treasury Reserve Fund, 3.72% (12)(13) 1,604 1,604
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 1,604
Total Securities Lending Collateral (Cost $3,060) 3,060

T. ROWE PRICE Short Duration Income Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
Credit Default
Swap, Protection
Bought (Relevant
Credit: Markit CDX.
NA.IG-S46, 5 Year
Index, 6/20/31), Pay
1.00% Quarterly,
Receive upon credit
default, 9/16/26 @
0.60%* (14) 1 35,000 2
Total Options Purchased (Cost $31) 2
Total Investments in Securities 101.7%
(Cost $243,257) $ 241,759
Other Assets Less Liabilities (1.7)% (4,047)
Net Assets 100.0% $ 237,712
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $114,086 and represents 47.9% of net assets.
(2) All or a portion of this loan is unsettled as of August 31, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $474 and represents 0.2% of net assets.
(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.

T. ROWE PRICE Short Duration Income Fund

.
.
.
.
.
.
.
.
.
.
(6) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(7) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(8) All or a portion of this security is on loan at August 31, 2026.
(9) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $1,253 and represents 0.5% of net assets.
(10) At August 31, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(11) Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $4,992 and represents 2.0% of net assets.
(12) Seven-day yield
(13) Affiliated Companies
(14) Non-income producing
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
12M TSFR Twelve month Term SOFR (Secured overnight financing rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note
OTC Over-the-counter
PIK Payment-in-kind
PRIME Prime rate
PTC Pass-Through Certificate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Short Duration Income Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
Credit Default Swap,
Protection Sold (Relevant
Credit: Markit CDX.
NA.IG-S46, 5 Year Index,
6/20/31), Pay 1.00%
Quarterly, Pay upon credit
default, 9/16/26 @ $0.70* 1 35,000 —
Total Options Written (Premiums $(17)) $ —

T. ROWE PRICE Short Duration Income Fund

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Protection Sold (Relevant Credit: Oracle,
Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/30 * 680 (20) (6) (14)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (14)
Total Centrally Cleared Swaps (14)
Net payments (receipts) of variation margin to date 14
Variation margin receivable (payable) on centrally cleared swaps $ —
* Credit ratings as of August 31, 2026. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Short Duration Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 127 U.S. Treasury Notes five year contracts 12/26 (13,424) $ 56
Short, 62 U.S. Treasury Notes ten year contracts 12/26 (6,675) 34
Long, 354 U.S. Treasury Notes two year contracts 12/26 72,653 (225)
Short, 12 Ultra U.S. Treasury Bonds contracts 12/26 (1,320) 16
Short, 19 Ultra U.S. Treasury Notes ten year
contracts 12/26 (2,079) 9
Long, 46 Three Month SOFR Futures contracts 3/27 11,030 (1)
Short, 28 Three Month SOFR Futures contracts 3/28 (6,704) 13
Net payments (receipts) of variation margin to date 137
Variation margin receivable (payable) on open futures contracts $ 39

T. ROWE PRICE Short Duration Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.72% $ — $ — $ 37
T. Rowe Price Treasury Reserve Fund, 3.72% — — —++
Totals $ —# $ — $ 37+
Supplementary Investment Schedule
Affiliate
Value
5/31/2 6
Purchase
Cost
Sales
Cost
Value
8/31/26
T. Rowe Price Government
Reserve Fund, 3.72% $ 1,741  ¤  ¤ $ 4,171
T. Rowe Price Treasury
Reserve Fund, 3.72% 2,592  ¤  ¤ 3,060
Total $ 7,231^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $37 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $7,231.

T. ROWE PRICE Short Duration Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Short-Term Bond Fund , Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Short Duration
Income Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Short Duration Income Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market

T. ROWE PRICE Short Duration Income Fund

participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 169,949 $ — $ 169,949
Asset-Backed Securities — 59,479 106 59,585
Short-Term Investments 4,171 4,992 — 9,163
Securities Lending Collateral 3,060 — — 3,060
Options Purchased — 2 — 2
Total Securities 7,231 234,422 106 241,759
Futures Contracts* 128 — — 128
Total $ 7,359 $ 234,422 $ 106 $ 241,887
Liabilities
Options Written $ — $ — $ — $ —
Swaps* — 14 — 14
Futures Contracts* 226 — — 226
Total $ 226 $ 14 $ — $ 240

T. ROWE PRICE Short Duration Income Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F1305-054Q1 08/26
1
Includes Bank Loans, Corporate Bonds, Foreign Government Obligations &
Municipalities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government
& Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.